Northern Lights Fund Trust

The Giralda Fund

Incorporated herein by reference is the definitive version of the supplement for The Giralda Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 7, 2014, (SEC Accession No. 0000910472-14-004926).